Annual Total Returns - Prospectus Summary - Class A Shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lord Abbett Alpha Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	8.81%	13.18%	13.91%	(23.44%)	14.94%	26.08%	24.82%	(9.44%)	20.59%	9.20%
Lord Abbett Focused Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	14.77%	50.52%	33.80%	(39.06%)	12.94%	86.10%
Lord Abbett Focused Large Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	18.75%	21.00%	14.06%	(10.35%)	27.77%	4.61%
Lord Abbett Focused Small Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	(0.04%)	10.20%	13.57%	(15.29%)	27.17%	8.23%	20.56%	(9.28%)	7.49%	30.71%
Lord Abbett Fundamental Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	17.15%	20.59%	13.10%	(9.45%)	29.02%	2.64%	22.76%	(8.45%)	12.97%	15.74%
Lord Abbett Global Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	21.39%	17.58%	23.21%	(19.03%)	17.91%	23.57%	26.22%	(9.47%)
Lord Abbett Growth Leaders Fund
Prospectus [Line Items]
Annual Return [Percent]	16.19%	44.60%	32.97%	(38.87%)	8.66%	77.04%	34.75%	(0.95%)	31.19%	0.58%
Lord Abbett Health Care Fund
Prospectus [Line Items]
Annual Return [Percent]	17.66%	7.29%	2.93%	(12.03%)	8.24%	37.13%
Lord Abbett International Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	31.41%	9.28%	12.34%	(18.87%)	11.65%	16.87%	21.43%	(18.22%)	25.11%	(1.83%)
Lord Abbett International Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	23.96%	0.24%	14.73%	(20.35%)	9.53%	14.29%	21.25%	(23.74%)	37.97%	(3.41%)
Lord Abbett International Value Fund
Prospectus [Line Items]
Annual Return [Percent]	37.83%	7.70%	15.33%	(10.91%)	9.71%	3.88%	17.55%	(15.95%)	21.24%	2.53%
Lord Abbett Micro-Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	10.74%	26.89%	5.88%	(29.27%)	3.46%	79.42%	34.57%	2.74%	38.43%	2.07%
Lord Abbett Value Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	0.58%	13.62%	16.69%	(21.90%)	27.21%	15.19%	22.86%	(11.86%)	10.15%	16.39%